Summary of Significant Accounting Policies (Policies)	12 Months Ended
Aug. 31, 2020
Accounting Policies [Abstract]
Accounting Principles

a) Accounting Principles

These consolidated financial statements have been prepared in conformity with generally accepted accounting principles of the United States of America. All amounts, unless otherwise stated, are in United States dollars.

Revenue Recognition

b) Revenue Recognition

Product Revenue

Revenue from the sale of products is recognized when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectability is reasonably assured, which typically occurs upon shipment. The Company reports its sales net of the amount of actual sales returns. Sales tax collected from customers is excluded from net sales.

Licensing Revenue from Intellectual Property

We recognize revenue for license fees at a point in time following the transfer of our intellectual property, namely our patented lipid nutrient infusion technology DehydraTECH for infusing Active Pharmaceutical Ingredients (“API”), to the licensee, which typically occurs on delivery of documentation.

Usage Fees from Intellectual Property

We recognize revenue for usage fees when usage of our DehydraTECH intellectual property occurs by licensees infusing an API into one or more of their product lines for sale.

Inventory and Cost of Sales

c) Inventory and Cost of Sales

The Company’s inventory consists of finished goods, work in progress, and raw materials. In all classes, inventory is valued at the lower of cost or market. Cost is determined on a first-in, first-out basis.

Cost of sales includes all expenditures incurred in bringing the goods to the point of sale. Inventory costs and costs of sales include direct costs of the raw material, inbound freight charges, warehousing costs, handling costs (receiving and purchasing), utilities and overhead expenses.

Cash and Cash Equivalents

d) Cash and Cash Equivalents

Cash equivalents comprise certain highly liquid instruments with a maturity of three months or less when purchased. As of August 31, 2020, and August 31, 2019, the Company held cash only.

Equipment	e) Equipment Equipment is stated at cost less accumulated depreciation and impairment, and depreciated using the straight-line method over their useful lives or by units of production.
Patents

f) Patents

Capitalized patent costs represent legal costs incurred to establish patents. When patents reach a mature stage, any associated legal costs are comprised mostly of maintenance fees and are expensed as incurred. Capitalized patent costs are amortized on a straight-line basis over the remaining life of the patent. The Company was granted its first patent on October 25, 2016, with a legal life of 20 years from the patent application’s filing date. Additional patent information is in Note 9.

Stock-Based Compensation

g) Stock-Based Compensation

The Company accounts for its stock-based compensation awards in accordance with ASC Topic 718, Compensation—Stock Compensation (“ASC 718”). ASC 718 requires all stock-based payments to employees, including grants of employee stock options, to be recognized as expenses in the statements of operations based on their grant date fair values. For stock options granted to employees and to members of the Board of Directors for their services on the Board of Directors, the Company estimates the grant date fair value of each option award using the Black-Scholes option-pricing model. The use of the Black-Scholes option-pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected life of the option, risk-free interest rates and expected dividend yields of the common stock.

Stock-based payments issued to non-employees are recorded at their fair values and are periodically revalued as the equity instruments vest and are recognized as expense over the related service period in accordance with the provisions of ASC 718 and ASC Topic 505, Equity. For equity instruments granted the Company recognizes stock-based compensation expense on vesting.

Loss Per Share

h) Loss Per Share

The Company applies the guidance in ASC 260 Earnings Per Share. Loss per share is computed using the weighted average number of shares outstanding during the year. Diluted loss per share is equivalent to basic loss per share because the potential exercise of the equity-based financial instruments was anti-dilutive.

Foreign Currency Translation

i) Foreign Currency Translation

The Company’s operations are located in the United States of America and Canada, and it has offices in Canada. The Company maintains its accounting records in U.S. Dollars, as follows:

At the transaction date, each asset, liability, revenue and expense that was acquired or incurred in a foreign currency is translated into U.S. dollars by using the exchange rate in effect at that date. At the year end, monetary assets and liabilities are translated at the exchange rate in effect at that date. The resulting foreign exchange gains and losses are included in profit or loss.

Financial Instruments

j) Financial Instruments

ASC 820 Fair Value Measurements and Disclosures, requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 establishes a fair value hierarchy based on the level of independent, objective evidence surrounding the inputs used to measure fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 prioritizes the inputs into three levels that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable; and

Level 3 - Unobservable inputs that are supported by little or no market activity, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The Company’s financial instruments consist primarily of cash, marketable securities, accounts receivable, accounts payable and accrued liabilities, and due to related parties. The carrying amounts of cash, accounts and other receivable, accounts payable and accrued liabilities, and due to related parties approximate their fair values due to their short maturities or quoted market prices.

The Company is located in Canada, which results in exposure to market risks from changes in foreign currency rates. The foreign currency exchange risk is the financial risk to the Company’s operations that arise from fluctuations in foreign exchange rates and the degree of volatility of these rates. Currently, the Company does not use derivative instruments to reduce its exposure to foreign currency risk as the Company does not hold a significant position in foreign currencies, such as the Canadian dollar, and the impact of a change in a few basis points for USD/CAD is not expected to be material.

Income Taxes

k) Income Taxes

The Company applies the guidance in ASC 740, Income Taxes, which requires the Company to recognize deferred tax liabilities and assets for the expected future tax consequences of events that have been recognized in the Company’s financial statements or tax returns using the liability method. Under this method, deferred tax liabilities and assets are determined based on the temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect in the year in which the differences are expected to reverse.

Impairment of Long-Lived Assets

l) Impairment of Long-Lived Assets

Long-lived assets, including equipment, and intangible assets, such as the Company’s patents, are assessed for potential impairment when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recovered. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of the long-lived asset exceeds its fair value and is recorded as a reduction in the carrying value of the related asset and a charge to the profit or loss. Intangible assets with indefinite lives are tested for impairment annually and in interim periods if certain events occur indicating that the carrying value of the intangible assets may be impaired.

Comprehensive Income

 m) Comprehensive Income

The Company applies ASC 220, Comprehensive Income, which establishes standards for reporting and presentation of comprehensive income, its components and accumulated balances. The Company discloses this information on its Statement of Stockholders’ Equity. Comprehensive income comprises equity changes except those transactions resulting from investments by owners and distributions to owners.

Credit Risk and Receivable Concentration

n) Credit Risk and Receivable Concentration

The Company places its cash with a high credit quality financial institution. As of August 31, 2020, the Company had approximately $1,293,749 in the bank (August 31, 2019: $1,285,147).

As at August 31, 2020 we had $143,500 (2019 – $106,000) in IP Territory license fees receivable (Note 7) consisting of amounts due from three licensees (2019 – three). These receivable amounts are based on contractual terms for payments that are payable within twelve months of signing the definitive agreements or routine IP usage fees. To date these licensees have performed all of their required obligations. The Company incurred $50,000 in bad debt in fiscal 2020 (2019 – $75,000).

As at August 31, 2020, the Company had $87,933 (2019 - $161,418) in sales tax receivable (Note 7). The Company considers its credit risk to be low for such receivables.

Commitments and Contingencies

o) Commitments and Contingencies

In accordance with ASC 450-20, Accounting for Contingencies, the Company records accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. In the event that estimates or assumptions prove to differ from actual results, adjustments are made in subsequent periods to reflect more current information. Historically, the Company has not experienced any material claims.

Research and Development	p) Research and Development Research and development costs are expensed as incurred.
Leases

q) Leases

On September 1, 2019, we adopted ASC Topic 842, Leases (“ASC 842”) using the optional transition method and applied the standard only to leases that existed at that date. Under the optional transition method, we do not need to restate the comparative periods in transition and will continue to present financial information and disclosures for periods before September 1, 2019, in accordance with ASC Topic 840. We have elected the package of practical expedients allowed under ASC Topic 842, which permits us to account for our existing operating leases as operating leases under the new guidance, without reassessing our prior conclusions about lease identification, lease classification and initial direct cost. As a result of the adoption of the new lease accounting guidance, we recognized on September 1, 2019, operating lease right-of-use assets of $160,289 and operating lease liabilities of $158,773.

We determined the initial classification and measurement of our right-of-use assets and lease liabilities at the lease commencement date and thereafter if modified. The lease term includes any renewal options and termination options that we are reasonably certain to exercise. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, we use our incremental borrowing rate. The incremental borrowing rate is determined by using the rate of interest that we would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment.

Rent expense for operating leases is recognized on a straight-line basis, unless the right-of-use asset has been impaired, over the reasonably certain lease term based on the total lease payments and is included in operating expenses in the consolidated statements of operations and comprehensive loss.

For operating leases that reflect impairment, we will recognize the amortization of the right-of-use asset on a straight-lined basis over the remaining lease term with rent expense still included in operating expenses in the consolidated statements of operations and comprehensive loss.

For all leases, rent payments that are based on a fixed index or rate at the lease commencement date are included in the measurement of lease assets and lease liabilities at the lease commencement date.

We have elected the practical expedient to not separate lease and non-lease components. Our non-lease components are primarily related to property taxes and maintenance, which vary based on future outcomes, and thus differences to original estimates are recognized in rent expense when incurred.